Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues

Revenue attributable to the Company’s different products and services was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Products	$8,066	$3,538	$3,816	$1,579
Services	461	392	126	107
	$8,527	$3,930	$3,942	$1,686
Revenue attributable to the Company’s different products and services was as follows:
	Year Ended December 31,
	2020	2019

Products	$7,742	$8,105
Services	861	666

	$8,603	$8,771

Schedule of Revenue Based on Geographic Areas

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

USA	69%	92%	76%	98%
Canada	25%	8%	22%	2%
Latin America	6%	-	2%	-
Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:
	Year Ended December 31,
	2020	2019

USA	87%	81%
Canada	13%	19%

Schedule of Company's Major Customer

The following table summarizes the Company’s major customers:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Regional distributor A	44%	48%	49%	44%
Regional distributor B	6%	11%	3%	10%
Regional distributor C	19%	3%	20%	-
The following table summarizes the Company’s major customers:
	Year Ended December 31,
	2020	2019

Regional distributor A	37%	47%
Regional distributor B	8%	15%